Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.83270%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,603,578.54

Principal:
Principal Collections	$19,403,868.31
Prepayments in Full	$9,148,145.05
Liquidation Proceeds	$362,002.70
Recoveries	$87,408.15
Sub Total	$29,001,424.21
Collections	$31,605,002.75

Purchase Amounts:
Purchase Amounts Related to Principal	$380,367.94
Purchase Amounts Related to Interest	$2,216.01
Sub Total	$382,583.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,987,586.70

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,987,586.70
Servicing Fee	$506,409.07	$506,409.07	$0.00	$0.00	$31,481,177.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,481,177.63
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,481,177.63
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,481,177.63
Interest - Class A-3 Notes	$1,652,473.80	$1,652,473.80	$0.00	$0.00	$29,828,703.83
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$29,529,320.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,529,320.50
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$29,310,024.83
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,310,024.83
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$29,159,613.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,159,613.91
Regular Principal Payment	$27,115,164.32	$27,115,164.32	$0.00	$0.00	$2,044,449.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,044,449.59
Residual Released to Depositor	$0.00	$2,044,449.59	$0.00	$0.00	$0.00
Total		$31,987,586.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,115,164.32
Total					$27,115,164.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,115,164.32	$56.61	$1,652,473.80	$3.45	$28,767,638.12	$60.06
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$27,115,164.32	$17.17	$2,321,563.72	$1.47	$29,436,728.04	$18.64

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$379,152,688.62	0.7915505	$352,037,524.30	0.7349426
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$529,092,688.62	0.3350936	$501,977,524.30	0.3179206

Pool Information
Weighted Average APR	5.355%	5.395%
Weighted Average Remaining Term	37.14	36.47
Number of Receivables Outstanding	26,339	25,547
Pool Balance	$607,690,882.74	$577,727,839.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$565,839,614.80	$538,275,004.83
Pool Factor	0.3534359	0.3360092

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$39,452,834.83
Targeted Overcollateralization Amount	$75,750,315.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,750,315.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$668,659.08
(Recoveries)		93	$87,408.15
Net Loss for Current Collection Period			$581,250.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1478%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4657%
Second Prior Collection Period			1.1330%
Prior Collection Period			0.8525%
Current Collection Period			1.1768%
Four Month Average (Current and Prior Three Collection Periods)			0.9070%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,190	$13,856,239.22
(Cumulative Recoveries)			$2,004,371.03
Cumulative Net Loss for All Collection Periods			$11,851,868.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6893%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,327.05
Average Net Loss for Receivables that have experienced a Realized Loss			$5,411.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	243	$8,154,309.89
61-90 Days Delinquent	0.26%	35	$1,497,177.09
91-120 Days Delinquent	0.05%	6	$283,448.98
Over 120 Days Delinquent	0.15%	20	$893,276.73
Total Delinquent Receivables	1.87%	304	$10,828,212.69

Repossession Inventory:
Repossessed in the Current Collection Period		19	$637,295.88
Total Repossessed Inventory		36	$1,404,071.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3274%
Prior Collection Period			0.3151%
Current Collection Period			0.2388%
Three Month Average			0.2938%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4628%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	81	$2,711,590.36
2 Months Extended	123	$3,833,693.13
3+ Months Extended	16	$498,781.60

Total Receivables Extended	220	$7,044,065.09
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer